Notes Payable (Details)																					1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 21, 2022 $ / shares shares	Oct. 19, 2022 USD ($) shares	Sep. 23, 2022 USD ($) $ / shares	Sep. 14, 2022 USD ($) $ / shares shares	Aug. 14, 2022 USD ($) $ / shares	Jul. 26, 2022 USD ($) $ / shares	Feb. 25, 2022 USD ($)	Oct. 10, 2021 USD ($) $ / shares shares	Aug. 26, 2021 USD ($) shares	Aug. 05, 2021 USD ($) $ / shares shares	Jul. 21, 2021 USD ($) shares	Jun. 09, 2021 USD ($)	Mar. 12, 2021 USD ($) shares	Mar. 08, 2021 USD ($)	Mar. 01, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($)	Oct. 09, 2020 USD ($)	Sep. 09, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 09, 2019 USD ($) $ / shares shares	Apr. 30, 2022 USD ($)	Aug. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Apr. 17, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 09, 2027 shares	Dec. 27, 2022 USD ($)	Dec. 27, 2022 CNY (¥)	Sep. 25, 2022 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Notes Payable (Details) [Line Items]
Issuance of additional notes payable									$ 30,000
Principal amount repaid							$ 30,000
Accrued interest							$ 2,135
Interest rate									14.00%													14.00%
Payment Premium							$2,065
Aggregate amount																					$ 193
Interest, per annum						10.00%																							15.00%		15.00%		12.00%
Conversion price, percentage						92.00%																									90.00%
Aggregate principal amount						$ 35,000
Exercise purchase option						40,000
Secured convertible loan						50,000
Additional financing						$ 100,000
Converted principal amount				$ 67,218
Conversion price (in Dollars per share) | $ / shares			$ 1.05
Conversion of convertible securities (in Shares) | shares				64,843,850
Borrowed amount																													$ 56,207,000		$ 56,207,000										$ 10,000
Convertible discount percentage					10.00%
Original issue discount percentage					50.00%
Securities purchasers																															44,500
Original issue discount																													4,450		4,450
Debt issuance costs																													$ 2,813		2,813
Net proceeds																															$ 37,237
Bear interest payable																															10.00%
Purchasers warrants (in Shares) | shares											76,140,000																						76,140,000
Warrants outstanding (in Shares) | shares																													95,855,661		95,855,661		28,196,377
Exercise price (in Dollars per share) | $ / shares																													$ 0.01		$ 0.01
Total commitments																															$ 300,000
Total potential commitments																															600,000
Aggregate principal amount			$ 7,500
Fair value notes payable																							$ 1,425,000										$ 7,436,000	$ 1,425,000
Fair value hierarchy																							105,610										5,350	105,610
Net proceeds																																	767,148,000
Warrants exercisable (in Shares) | shares										6					6
Fair value of warrants										$ 2,507																					4,686,000
Restricted cash																																	25,000
maturity date							$ 96,921
Notes principal amount							85,000
Accrued interest							9,856
Notes payable accrued interest							2,065
Fair value of warrants APIC																				$ 5,125,000									$ 6,966,000	$ 22,747,000	$ 622,000	$ 60,394,000	22,700,000	5,076,000
Exercise price (in Dollars per share) | $ / shares			$ 642.7000																												$ 500
Loan payable																									2 years
Principal amount																															$ 8,451,000		9,411,000
Accrued interest																			$ 600
Cash											$ 84,278,000
Secured convertible notes																																	124,671,000
Exercise price																															1,728,000
Convertible premium																50.00%
Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Change in fair value measurements																													7,690		7,690
Fair Value, Inputs, Level 3 [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																							$ 59,742,000										161,282,000	59,742,000
Fair value hierarchy																													$ 4,857,000		$ 4,857,000		5,350,000
Bridge Warrants [Member]
Notes Payable (Details) [Line Items]
Purchasers warrants (in Shares) | shares																															6,043,623
NPA [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable															$ 85,000
Notes payable, principal amount															$ 55,000
Original issue discount rate															14.00%
Principal amount repaid							55,000
Accrued interest							$ 7,721
Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Converted principal amount		$ 6,699
Conversion of convertible securities (in Shares) | shares		11,496,868
Conversion price			$ 7,500
Business Combination [Member]
Notes Payable (Details) [Line Items]
Carrying value																																	93,749
Principal amount																																	85,202
Accrued interest																																	7,436
Cash																																	48,210
Notes payable																																	25,908
Paycheck Protection Program [Member]
Notes Payable (Details) [Line Items]
Loan proceeds																									$ 9,168
Rate of Interest on notes																									1%
Principal amount																									$ 8,975
Accrued interest																									155
Accrued interest and aggregate amount																									$ 195
Black Scholes Option pricing Model [Member]
Notes Payable (Details) [Line Items]
Fair value of warrants APIC																																	490,000
Minimum [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 0.84
Borrowed amount					$ 52,000
Minimum [Member] | Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Notes principal amount																																				$ 5,200,000	¥ 36,000
Minimum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																													$ 0.8925		$ 0.8925
Maximum [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 2.29
Borrowed amount					$ 57,000
Maximum [Member] | Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Notes principal amount																																				$ 8,600,000	¥ 60,000
Maximum [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																													$ 1.05		$ 1.05
Conversion of Notes Payable [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																	23,275
Principal balance																																	$ 75,100
Senyun [Member]
Notes Payable (Details) [Line Items]
Change in fair value measurements																													$ 7,690		$ 2,285
Financing sources description																															Pursuant to the Joinder and following the completion of the Company’s due diligence of Senyun and its financing sources, Senyun is expected to fund its commitments according to the following schedule (subject, in each case to the satisfaction of certain conditions): (a) $10,000 in principal which was funded on October 27, 2022 (“First Senyun Funding Date”), out of which the Company received $8,800, net of original issue discount and transaction costs); (b) $10,000 in principal on the later of (x) 14 business days after the First Senyun Funding Date and (y) the receipt of approval of the Company’s stockholders of certain proposals (which was obtained on November 3, 2022), and was funded on November 15, 2022, out of which the Company received $8,970, net of original issue discount and transaction costs (“Second Senyun Funding Date”); (c) $10,000 in principal amount not later than 15 business days after the Form S-1 Effective Date; (d) $10,000 in principal amount within 30 business days after the Form S-1 Effective Date; and (e) $20,000 in principal amount on a date that is no later than ten (10) business days after the launch of the FF 91.
Senyun [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																													$ 5,000		$ 5,000
ATW [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares						$ 10
VWAP [Member]
Notes Payable (Details) [Line Items]
Conversion price, percentage						95.00%
Conversion Price [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares					$ 2.2865
Bridge Warrants [Member]
Notes Payable (Details) [Line Items]
Warrants outstanding (in Shares) | shares																													42,342,839		42,342,839
Exercise price (in Dollars per share) | $ / shares																													$ 5		$ 5
Warrant term																													7 years		7 years
Bridge Warrants [Member] | Senyun [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																													$ 4,686		$ 4,686
Bridge Warrants [Member] | Senyun [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																													$ 6,971		$ 6,971
SPA [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares			$ 1.05
Borrowed amount			$ 25,000																																			$ 60,000
Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 0.89
Bridge Notes [Member] | Minimum [Member] | Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																													$ 0.2275		$ 0.2275
Bridge Notes [Member] | Maximum [Member] | Subsequent Event [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares																													$ 0.32		$ 0.32
Bridge Notes [Member] | Senyun [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																													$ 40,769		$ 40,769
Bridge Notes [Member] | Senyun [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																													$ 33,079		$ 33,079
Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable															$ 85,000	$ 667						$ 30,000
Notes payable, principal amount															$ 55,000
Original issue discount rate															4.00%
Interest rate									14.00%						14.00%							14.00%											10.00%
Net proceeds															$ 51,510							$ 29,913
Debt issuance costs															90							$ 87
Fair value of warrants															$ 5,000
Notes payable interest (in Shares) | shares									14
Principal amount																15,000
Accrued interest of the notes payable (in Shares) | shares																																	20
Notes Payable Agreement [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Business combination cash requirement									$ 5,000
Notes Payable Agreement [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Business combination cash requirement									$ 25,000
Notes Payable Agreement [Member] | June 2021 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds																				35,603
Debt issuance costs																				4,200
Principal value																				20,000
Issunace and discount of debt issucance costs																				$ 197
Notes payable maturity, description																				The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20,000 contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.
Notes Payable Agreement [Member] | Optional Notes [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable												$ 40,000
Fair value of warrants APIC								$ 7,976
Optional notes description								the US-based investment firm exercised its option to purchase optional notes (“Optional Notes”) with principal of $33,917, whose option was in conjunction with the original September 9, 2020, January 13, 2021 and March 12, 2021 notes payable. The Company received net proceeds of $30,375, which is the total principal amount of $33,917 net of 8% original issue discount and $828 of issuance costs. The Optional Notes bear interest at 15% beginning December 2021, and have a maturity date of February 10, 2023. The Optional Notes are convertible at the option of the holder with a conversion price of $10.00 per share. The Optional Notes contain a conversion premium, effective until August 10, 2022, according to which the outstanding principal and accrued interest of the notes payable at the time of liquidation plus a 30% premium are convertible into shares of Class A Common Stock.
Notes Payable Agreement [Member] | June 2019 to August 2019 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																	$ 17,637
Interest per annum																																	10.00%
September to November, 2020 [Member]
Notes Payable (Details) [Line Items]
Maturity date																							Jun. 30, 2021
Two Thousand Sixteen Notes [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																	$ 31,500
June to September 2020 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																								$ 761
Interest per annum																								6.00%
March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Original issue discounts													8.00%
January 13 Notes and March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Warrant term													7 years
Purchase of warrants (in Shares) | shares													662,083
Fair value of warrants APIC													$ 1,988
Exercise price													10
BL Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds																3,285
Accrued interest and aggregate amount																8
Secured convertible notes																$ 3,750
Original issue discounts																6.50%
Debt issuance cost																$ 225
Convertible notes payable																	$ 15,000
Convertible notes payable description																	The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.
BL Notes [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium																35.00%
BL Notes [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium																45.00%
Class A Common Stock [Member]
Notes Payable (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares					$ 2.69
Exercise price (in Dollars per share) | $ / shares										$ 10					$ 10														$ 15		$ 15		$ 10
Warrant term															2 months 12 days
Purchase of warrants (in Shares) | shares										670,092
StockIssuedDuringPeriodSharesPurchaseOfAssets (in Shares) | shares																				1,500,000
Purchase of shares (in Shares) | shares																																			525,000
Class A Common Stock [Member] | Business Combination [Member]
Notes Payable (Details) [Line Items]
Commitment to issue (in Dollars per share) | $ / shares																																	$ 6,854,013
Class A Common Stock [Member] | Optional Notes [Member]
Notes Payable (Details) [Line Items]
Purchase of warrants (in Shares) | shares								1,187,083
Exercise price (in Dollars per share) | $ / shares								$ 10
Class A Common Stock [Member] | Conversion of Notes Payable [Member]
Notes Payable (Details) [Line Items]
Common shares (in Shares) | shares																																	7,688,153
Class A Common Stock [Member] | Bridge Notes [Member] | Subsequent Event [Member] | Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Conversion of convertible securities (in Shares) | shares	14,369,722
Class A Common Stock [Member] | Notes Payable Agreement [Member] | June 2021 Notes [Member]
Notes Payable (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																				$ 10
Faraday And Future H K Limited [Member] | January2019 Note [Member]
Notes Payable (Details) [Line Items]
Interest, per annum																										12.00%
Faraday And Future H K Limited [Member] | January2019 Note [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																										$ 54,179
Maturity date																										Dec. 31, 2020
U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Original issue discount																		$ 8
Net proceeds																		$ 13,800
Interest per annum																		0.00%
Secured convertible notes																		$ 15,000
U.S. based investment firm [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Maturity date																		Mar. 09, 2022
U.S. based investment firm [Member] | December 2016 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																									$ 1,500
U.S. based investment firm [Member] | June 2016 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																												$ 20,000
Principal payments																												$ 13,000
U.S. based investment firm [Member] | January 13 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds																$ 9,870
Principal amount																$ 11,250
Interest per annum																0.00%
Original issue discounts																8.00%
Debt issuance cost																$ 480
U.S. based investment firm [Member] | March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds													6,440
Principal amount													$ 7,000
Chinese Lender [Member] | April 2017 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																											$ 3,496
Interest per annum																											9.00%
Chinese Lender [Member] | January 2019 to December 2019 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																			$ 11,515
Interest per annum																			6.00%
Principal payments																			$ 8,155
Qualified SPAC Merger [Member]
Notes Payable (Details) [Line Items]
Fair value notes payable																							$ 17,712											$ 17,712
Outstanding principal, accrued and unpaid interest, percentage																		130.00%
Brich Lake [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Convertible premium														50.00%
Brich Lake [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Net proceeds														$ 5,240
Notes payable accrued interest														15.75
Principal amount														5,600
Debt issuance cost														307
Original issue discount														$ 6.5
Brich Lake [Member] | Notes Payable Agreement [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium														42.00%
Brich Lake [Member] | Notes Payable Agreement [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium														52.00%
Chinese Lender [Member] | Two Thousand Seventeen And Two Thousand Eighteen Note [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																																							$ 4,371	$ 4,371
maturity date																			700
Carrying value																			$ 730